Earnings Per Share- Disclosure of Basic Earnings Per Share (Detail) - CNY (¥) ¥ / shares in Units, ¥ in Thousands, shares in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [Line Items]
Profit/(loss) attributable to owners of the Company	¥ (2,097,678)	¥ (3,870,620)	¥ 809,624
Weighted average number of ordinary shares in issue	1,733,378	1,395,149	1,146,175
Ordinary shares [member]
Earnings per share [Line Items]
Basic earnings/(loss) (in RMB)	¥ (1.21)	¥ (2.77)	¥ 0.71
American depositary shares [member]
Earnings per share [Line Items]
Basic earnings/(loss) (in RMB)	¥ (2.42)	¥ (5.54)	¥ 1.42